LEASE RECEIVABLES (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2022	Dec. 31, 2023	Mar. 31, 2023
Lease Receivables
Operating lease, expense		$ 4,333
Operating lease, term of contract		30 months
Operating lease, renewal term		1 year
Discount rate	2.00%	2.00%
Unguaranteed residual assets	$ 4,000	$ 4,000	$ 4,000	$ 4,000